Share-Based Compensation - Share-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation Related Costs [Abstract]
Total expense, pre-tax	$ 99.8	$ 105.0	$ 76.0
Tax benefit related to awards	16.7	16.9	17.2
Total expense, net of tax	$ 83.1	$ 88.1	$ 58.8